ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivables, net

	As of December 31,
	2024	2023
Accounts receivable	$50,568,698	$33,941,083
Less: allowance for credit losses	(3,992,922)	(2,841,192)
Accounts receivable, net	$46,575,776	$31,099,891

Schedule of the movement of the allowance for credit losses

	For the years ended
	December 31,
	2024	2023	2022
Balance at the beginning of the year	$(2,841,192)	$(644,669)	$(234,190)
Additions charged to allowance for expected credit losses	(2,345,747)	(2,221,430)	(438,997)
Recovery of allowance for expected credit losses	1,099,404	—	—
Foreign currency translation adjustments	94,613	24,907	28,518
Balance at the end of the year	$(3,992,922)	$(2,841,192)	$(644,669)

Schedule of aging analysis of accounts receivables

	As of December 31,
	2024	2023
Not Overdue	$13,225,014	$9,941,205
Within 90 days	9,983,041	10,373,938
Between 3 and 6 months	7,247,650	6,188,966
Between 6 months and a year	11,801,484	5,982,205
Over a year	8,311,509	1,454,769
	$50,568,698	$33,941,083